Fair value measurement - Transfers between levels (Details) - At fair value - Equity and debt securities - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Transfers from level 1 to level 2	$ 2,640	$ 3,789
Transfers from level 2 to level 1	1,982	1,742
Transfers into level 3	0	30
Level 2
Financial instruments
Transfers out of level 3	$ 15	$ 12